DEBT - Business Loan and Security Agreements - Narratives (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2025	Apr. 30, 2025	Dec. 31, 2024
Business Loan and Security Agreement
DEBT
Percentage of discount offered			5.00%
Interest rate at event of default			18.00%
Business Loan and Security Agreement | Prior to three months after the loan date
DEBT
Redemption, prepayment terms, threshold amount			$ 122,000
Business Loan and Security Agreement | Between three and six months after loan date
DEBT
Redemption, prepayment terms, threshold amount			$ 127,000
Business Loan and Security Agreement | More than six months after loan date
DEBT
Percentage of discount received by the entity on prepayment of debt			5.00%
May 2024 BLS Agreement
DEBT
Percentage of discount received by the entity on prepayment of debt			5.00%
May 2024 BLS Agreement | Subsequent events
DEBT
Periodic payments	$ 3,000	$ 7,000
July 2024 BLS Agreement
DEBT
Percentage of discount received by the entity on prepayment of debt			5.00%
July 2024 BLS Agreement | Subsequent events
DEBT
Periodic payments	2,000	3,000
August 2024 BLS Agreement | Subsequent events
DEBT
Periodic payments	$ 3,000	$ 13,000